Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held By Measurement Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	$ 167,366
Insurance contract assets, beginning balance	355
Changes related to future service:
Total changes related to future service	(142)	$ (266)
Changes related to past service — Adjustments to FCF for incurred claims	2,487	2,397
Total changes	1,470	2,704
Cash flows:
Insurance acquisition cash flows expensed as incurred	1,358	1,258
Insurance contract liabilities, ending balance	176,018	167,366
Insurance contract assets, ending balance	335	355
Insurance contract liabilities	(155,910)	(147,269)
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	147,269	135,669
Insurance contract assets, beginning balance	355	184
Insurance contracts liability (asset) at beginning of period	146,914	135,485
Changes related to future service:
Contracts initially recognized in the year	110	119
Changes related to past service — Adjustments to FCF for incurred claims	(2,487)	(2,397)
Insurance service result	(4,926)	(4,264)
Insurance finance (income) expenses from insurance contracts issued	6,787	5,139
Total changes recognized in income	1,861	875
Foreign currency translation	(2,985)	4,645
Total changes	(1,124)	5,520
Cash flows:
Premiums received	38,641	34,027
Amounts paid to policyholders and other insurance service expenses paid	(28,576)	(28,443)
Insurance acquisition cash flows	(2,004)	(1,259)
Fees received from segregated funds	408	419
Other	1,292	1,165
Total cash flows	9,761	5,909
Changes in PAA balance	833	963
Insurance contracts liability (asset) at end of period	155,575	146,914
Insurance contract liabilities, ending balance	155,910	147,269
Insurance contract assets, ending balance	335	355
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	1,825	1,623
Insurance contract assets, beginning balance	6,318	5,794
Insurance contracts liability (asset) at beginning of period	(4,493)	(4,171)
Changes related to future service:
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	69	51
Total changes recognized in income	(25)	136
Foreign currency translation	(207)	368
Total changes	(232)	504
Cash flows:
Other	(8)	(148)
Total cash flows	(174)	(182)
Changes in PAA balance	3	68
Insurance contracts liability (asset) at end of period	(4,089)	(4,493)
Insurance contract liabilities, ending balance	2,049	1,825
Insurance contract assets, ending balance	6,138	6,318
Amounts recovered from reinsurers	(2,186)	(2,213)
non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	128,913	118,405
Insurance contract assets, beginning balance	226	184
Insurance contracts liability (asset) at beginning of period	146,914	135,485
Changes related to current service:
CSM recognized for services provided	(1,235)	(1,117)
Risk adjustment recognized for non-financial risk expired	(572)	(596)
Income taxes specifically chargeable to the policyholder	(53)	(26)
Experience adjustments	31	176
Total changes related to current service	(1,829)	(1,563)
Changes related to future service:
Changes in estimates that adjust CSM	0	0
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	30	153
Contracts initially recognized in the year	110	119
Total changes related to future service	140	272
Changes related to past service — Adjustments to FCF for incurred claims	(30)	6
Insurance service result	(1,719)	(1,285)
Insurance finance (income) expenses from insurance contracts issued	6,081	4,342
Total changes recognized in income	4,362	3,057
Foreign currency translation	(2,754)	4,234
Total changes	1,608	7,291
Cash flows:
Premiums received	19,212	16,055
Amounts paid to policyholders and other insurance service expenses paid	(12,646)	(13,138)
Insurance acquisition cash flows	(2,003)	(1,257)
Fees received from segregated funds	408	419
Other	1,249	1,096
Total cash flows	6,220	3,175
Insurance contracts liability (asset) at end of period	155,575	146,914
Insurance contract liabilities, ending balance	136,783	128,913
Insurance contract assets, ending balance	268	226
non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	1,825	1,623
Insurance contract assets, beginning balance	5,909	5,453
Insurance contracts liability (asset) at beginning of period	(4,493)	(4,171)
Changes related to current service:
CSM recognized for services provided	28	18
Risk adjustment recognized for non-financial risk expired	(133)	(174)
Experience adjustments	116	151
Total changes related to current service	11	(5)
Changes related to future service:
Changes in estimates that adjust CSM	0	0
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	55	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(51)	67
Contracts initially recognized in the year	0	0
Total changes related to future service	4	111
Changes related to past service — Adjustments to FCF for incurred claims	(11)	11
Insurance service result	4	117
Insurance finance (income) expenses from insurance contracts issued	67	52
Total changes recognized in income	71	169
Foreign currency translation	(205)	350
Total changes	(134)	519
Cash flows:
Other	(9)	(164)
Total cash flows	(273)	(265)
Insurance contracts liability (asset) at end of period	(4,089)	(4,493)
Insurance contract liabilities, ending balance	2,049	1,825
Insurance contract assets, ending balance	5,726	5,909
Amounts recovered from reinsurers	(1,403)	(1,508)
PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	18,356	17,264
Insurance contract assets, beginning balance	(129)	0
Cash flows:
Insurance contract liabilities, ending balance	19,127	18,356
Insurance contract assets, ending balance	(67)	(129)
PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	409	341
Cash flows:
Insurance contract assets, ending balance	412	409
Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	756,186
Insurance contract assets, beginning balance	5,676
Insurance contracts liability (asset) at beginning of period	750,510
Cash flows:
Insurance contracts liability (asset) at end of period	957,865	750,510
Insurance contract liabilities, ending balance	966,662	756,186
Insurance contract assets, ending balance	8,797	5,676
Estimates of PV of future cash flows | Insurance
Cash flows:
Changes in PAA balance	810	925
Estimates of PV of future cash flows | Reinsurance contracts held
Cash flows:
Changes in PAA balance	(3)	68
Estimates of PV of future cash flows | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	108,232	99,420
Insurance contract assets, beginning balance	670	578
Insurance contracts liability (asset) at beginning of period	124,923	115,278
Changes related to current service:
Income taxes specifically chargeable to the policyholder	(53)	(26)
Experience adjustments	31	176
Total changes related to current service	(22)	150
Changes related to future service:
Changes in estimates that adjust CSM	(968)	(508)
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	284	81
Contracts initially recognized in the year	(2,144)	(1,859)
Total changes related to future service	(2,828)	(2,286)
Changes related to past service — Adjustments to FCF for incurred claims	(28)	8
Insurance service result	(2,878)	(2,128)
Insurance finance (income) expenses from insurance contracts issued	5,874	4,149
Total changes recognized in income	2,996	2,021
Foreign currency translation	(2,223)	3,524
Total changes	773	5,545
Cash flows:
Premiums received	19,212	16,055
Amounts paid to policyholders and other insurance service expenses paid	(12,646)	(13,138)
Insurance acquisition cash flows	(2,003)	(1,257)
Fees received from segregated funds	408	419
Other	1,249	1,096
Total cash flows	6,220	3,175
Insurance contracts liability (asset) at end of period	132,726	124,923
Insurance contract liabilities, ending balance	116,344	108,232
Insurance contract assets, ending balance	1,789	670
Estimates of PV of future cash flows | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	2,212	2,355
Insurance contract assets, beginning balance	4,292	3,848
Insurance contracts liability (asset) at beginning of period	(2,472)	(1,817)
Changes related to current service:
Experience adjustments	116	151
Total changes related to current service	116	151
Changes related to future service:
Changes in estimates that adjust CSM	27	584
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	127	115
Contracts initially recognized in the year	(101)	(152)
Total changes related to future service	53	547
Changes related to past service — Adjustments to FCF for incurred claims	(9)	7
Insurance service result	160	705
Insurance finance (income) expenses from insurance contracts issued	19	(139)
Total changes recognized in income	179	566
Foreign currency translation	(163)	286
Total changes	16	852
Cash flows:
Other	(9)	(164)
Total cash flows	(273)	(265)
Insurance contracts liability (asset) at end of period	(2,212)	(2,472)
Insurance contract liabilities, ending balance	2,471	2,212
Insurance contract assets, ending balance	4,294	4,292
Amounts recovered from reinsurers	(1,403)	(1,508)
Estimates of PV of future cash flows | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	17,490	16,436
Insurance contract assets, beginning balance	(129)	0
Cash flows:
Insurance contract liabilities, ending balance	18,238	17,490
Insurance contract assets, ending balance	(67)	(129)
Estimates of PV of future cash flows | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	392	324
Cash flows:
Insurance contract assets, ending balance	389	392
Risk adjustment | Insurance
Changes related to future service:
Contracts initially recognized in the year	579	530
Cash flows:
Changes in PAA balance	23	38
Risk adjustment | Reinsurance contracts held
Changes related to future service:
Contracts initially recognized in the year	127	29
Cash flows:
Changes in PAA balance	6	0
Risk adjustment | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	7,948	7,388
Insurance contract assets, beginning balance	(149)	(146)
Insurance contracts liability (asset) at beginning of period	8,963	8,362
Changes related to current service:
Risk adjustment recognized for non-financial risk expired	(572)	(596)
Income taxes specifically chargeable to the policyholder	0	0
Total changes related to current service	(572)	(596)
Changes related to future service:
Changes in estimates that adjust CSM	(133)	34
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	(254)	72
Contracts initially recognized in the year	579	530
Total changes related to future service	192	636
Changes related to past service — Adjustments to FCF for incurred claims	(2)	(2)
Insurance service result	(382)	38
Insurance finance (income) expenses from insurance contracts issued	253	290
Total changes recognized in income	(129)	328
Foreign currency translation	(174)	235
Total changes	(303)	563
Cash flows:
Insurance contracts liability (asset) at end of period	8,683	8,963
Insurance contract liabilities, ending balance	6,905	7,948
Insurance contract assets, ending balance	(889)	(149)
Risk adjustment | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	(855)	(847)
Insurance contract assets, beginning balance	1,487	1,431
Insurance contracts liability (asset) at beginning of period	(2,359)	(2,295)
Changes related to current service:
Risk adjustment recognized for non-financial risk expired	(133)	(174)
Total changes related to current service	(133)	(174)
Changes related to future service:
Changes in estimates that adjust CSM	(11)	(42)
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(167)	4
Contracts initially recognized in the year	127	29
Total changes related to future service	(51)	(9)
Changes related to past service — Adjustments to FCF for incurred claims	(2)	4
Insurance service result	(186)	(179)
Insurance finance (income) expenses from insurance contracts issued	57	192
Total changes recognized in income	(129)	13
Foreign currency translation	(33)	51
Total changes	(162)	64
Cash flows:
Insurance contracts liability (asset) at end of period	(2,203)	(2,359)
Insurance contract liabilities, ending balance	(866)	(855)
Insurance contract assets, ending balance	1,314	1,487
Risk adjustment | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	866	828
Insurance contract assets, beginning balance	0	0
Cash flows:
Insurance contract liabilities, ending balance	889	866
Insurance contract assets, ending balance	0	0
Risk adjustment | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	17	17
Cash flows:
Insurance contract assets, ending balance	23	17
CSM | Insurance
Changes related to future service:
Contracts initially recognized in the year	1,675	1,448
CSM | Reinsurance contracts held
Changes related to future service:
Contracts initially recognized in the year	(26)	123
CSM | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	12,733	11,597
Insurance contract assets, beginning balance	(295)	(248)
Insurance contracts liability (asset) at beginning of period	13,028	11,845
Changes related to current service:
CSM recognized for services provided	(1,235)	(1,117)
Total changes related to current service	(1,235)	(1,117)
Changes related to future service:
Changes in estimates that adjust CSM	1,101	474
Contracts initially recognized in the year	1,675	1,448
Total changes related to future service	2,776	1,922
Insurance service result	1,541	805
Insurance finance (income) expenses from insurance contracts issued	(46)	(97)
Total changes recognized in income	1,495	708
Foreign currency translation	(357)	475
Total changes	1,138	1,183
Cash flows:
Insurance contracts liability (asset) at end of period	14,166	13,028
Insurance contract liabilities, ending balance	13,534	12,733
Insurance contract assets, ending balance	(632)	(295)
CSM | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract liabilities, beginning balance	468	115
Insurance contract assets, beginning balance	130	174
Insurance contracts liability (asset) at beginning of period	338	(59)
Changes related to current service:
CSM recognized for services provided	28	18
Total changes related to current service	28	18
Changes related to future service:
Changes in estimates that adjust CSM	(16)	(542)
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(11)	(52)
Contracts initially recognized in the year	(26)	123
Total changes related to future service	2	(427)
Insurance service result	30	(409)
Insurance finance (income) expenses from insurance contracts issued	(9)	(1)
Total changes recognized in income	21	(410)
Foreign currency translation	(9)	13
Total changes	12	(397)
Cash flows:
Insurance contracts liability (asset) at end of period	(326)	338
Insurance contract liabilities, ending balance	444	468
Insurance contract assets, ending balance	118	130
CSM | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	0	0
Cash flows:
Insurance contract assets, ending balance	$ 0	$ 0